Commitments and Contingencies - Additional Information (Detail) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2014 Noncurrent Liability USD ($)	Dec. 31, 2014 Noncurrent Liability CNY	Dec. 31, 2014 PRC USD ($)	Dec. 31, 2014 PRC CNY	Dec. 31, 2013 PRC CNY	Dec. 31, 2012 PRC CNY
Commitments and Contingencies [Line Items]
Operating leases, total rental expenses				$ 9,065	56,247	30,853	24,082
Fair value of contingent consideration	47,755
Accrual for unrecognized tax benefits and interest		$ 3,296	20,453